Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of scrapped materials	$ 52,254		$ 51,077	$ 43,652
Royalty income	907		2,962	12,336
Gain on disposal of items purchased on behalf of others	21,945		30,140	15,080
Gain on disposal of property, plant and equipment, net	33,935		48,070	20,271
Insurance compensation income				10,435
Impairment loss on property, plant and equipment	(4,843)			(9,938)
Gains from lease modifications	891
Others	20,498		3,329	1,092
Other income (expenses), net	$ 125,587	$ 4,527	$ 135,578	$ 92,928